Pay vs Performance Disclosure Unit_pure in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay
Versus Performance
Pay Versus Performance Results & Discussion
An assessment of Charter’s pay versus performance alignment was conducted pursuant to Item 402(v) of Regulation
S-K,
evaluating the alignment of Charter’s executive pay, stock price performance, and financial performance for the
3-year
period from January 1, 2020 through December 31, 2022 (referred to as the “measurement period” throughout this Pay Versus Performance discussion).
As discussed on page 26 of the Compensation Discussion & Analysis, Charter’s philosophy for NEO compensation is to provide the largest portion of pay in the form of long-term incentives that vest over a multi-year timeframe and are tied to stock price appreciation; it is Charter’s view that this creates the strongest possible alignment between executives and shareholders. When evaluating this philosophy through the lens of pay versus performance, actual compensation realized or earned by NEOs should therefore be primarily dependent upon Charter creating sustained stock price growth, with increases in executive pay from periods of stock price appreciation and decreases in executive pay from periods where the stock price declines. Furthermore, while financial performance achievement drives payouts under Charter’s annual bonus plan, such outcomes should have a lesser impact than stock price performance given that – based on values disclosed in the Summary Compensation Table – 2022 bonus payouts represented 16% of Mr. Rutledge’s total compensation, 13% of Mr. Winfrey’s total compensation, and 16% of total compensation for the other NEOs relative to the value of stock options granted in 2022, which represented 77% of Mr. Rutledge’s total compensation, 77% of Mr. Winfrey’s total compensation, and 64% of total compensation for the other NEOs.
For purposes of evaluating the impact of performance on pay, the required disclosure utilizes two measurements of compensation, referred to as the “Summary Compensation Table Total” and “Compensation Actually Paid”. These measures are formally defined in the “Description of Disclosure Requirements” at the end of this section (which also provides complete information on the methodology for the pay versus performance analysis), but are summarized as follows:

•
Summary Compensation Table Total
– Total compensation as disclosed in the Summary Compensation Table for each year, approximating an NEO’s target compensation opportunity with the exception that it reflects actual payouts from the annual bonus plan (versus target opportunities) and includes certain other compensation and benefits items not traditionally included in target compensation, such as matching contributions to the Company’s 401(k) plan.

•
Compensation Actually Paid
– The Summary Compensation Table Total with certain modifications applied to capture the change in the actual value of such compensation over time. With respect to Charter’s executive pay program, the difference between the Summary Compensation Table Total and Compensation Actually Paid primarily represents the change in fair value of unvested long-term incentive awards, mainly stock options, over the course of the year.

As outlined above, in order to demonstrate alignment between pay and performance for Charter’s executive compensation program, Compensation Actually Paid should be greater than or less than the Summary Compensation Table Total in proportion to respective positive or negative TSR achievement and, to a lesser degree, financial performance. Based on the outcomes observed from the pay versus performance analysis as applied to Charter – detailed below in both the required Tabular Disclosure of Pay Versus Performance as well as the Pay Versus Performance Graph – Charter’s executive pay program demonstrates the anticipated alignment between targeted compensation, actual compensation, stock price performance, and financial performance.

Tabular Disclosure of Pay Versus Performance (1)
							Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for CEO (Rutledge)	Compensation Actually Paid to CEO (Rutledge) (1,2)	Summary Compensation Table Total for CEO (Winfrey) (3)	Compensation Actually Paid to CEO (Winfrey) (2)(3)	Average Summary Compensation Table Total for Other NEOs (3)	Average Compensation Actually Paid to Other NEOs (2)(3)	Charter Total Shareholder Return	Primary Peer Group Total Shareholder Return	Net Income ($M)	Adjusted EBITDA ($M)
2022	$39,213,350	($65,738,275)	$15,626,967	($20,010,688)	$7,482,328	($9,640,987)	$70	$84	$5,849	$21,616
2021	$41,860,263	$9,855,008	n/a	n/a	$8,196,657	$7,662,612	$134	$114	$5,320	$20,630
2020	$38,846,705	$234,204,667	n/a	n/a	$16,403,815	$61,038,985	$136	$113	$3,676	$18,518

(1)
See the “Description of Disclosure Requirements” section below for additional information on the requirements for this Pay Versus Performance Disclosure and the required Tabular List of Additional Performance Metrics.

(2)
Mr. Rutledge served as Chairman and CEO in each of 2020, 2021 and 2022 and is therefore included as the CEO in the table for each year. Mr. Winfrey served as President and CEO from December 1, 2022 and is therefore included as the CEO for 2022 only. The average values for Other NEOs pertain to the following executives and their roles for each year:

2020 – John R. Bickham (President and Chief Operating Officer, Mr. DiGeronimo (Chief Product & Technology Officer), Mr. Ellen (Senior Executive Vice President), and Mr. Winfrey (Chief Financial Officer)

2021 – Mr. Bickham (Vice Chairman), Mr. DiGeronimo (Chief Product & Technology Officer), Mr. Ellen (Senior Executive Vice President), Ms. Fischer (Chief Financial Officer), and Mr. Winfrey (Chief Operating Officer)
2022 – Mr. DiGeronimo (President, Product & Technology), Mr. Ellen (Senior Executive Vice President), Ms. Fischer (Chief Financial Officer), and Mr. Hargis (Special Advisor to the COO).

(3)
The table below provides a reconciliation of the adjustments to Summary Compensation Table Totals to Compensation Actually Paid; refer to the “Determination of Compensation Actually Paid” section below for additional information on the methodology and assumptions for determining the fair value stock and option awards.

	Chief Executive Officer				Other Named Executive Officers Average

	2020 (Rutledge)	2021 (Rutledge)	2022 (Rutledge)	2022 (Winfrey)	2020	2021	2022
Summary Compensation Table Total	$38,846,705	$41,860,263	$39,213,350	$15,626,967	$16,403,815	$8,196,657	$7,482,328
Less change in pension value	($176,085)	($59,302)	$249,614	$0	($33,655)	($11,136)	$0
Plus additional service cost of pension plan	$0	$0	$0	$0	$0	$0	$0
Less grant value of stock and option awards made during the year, as disclosed in the Summary Compensation Table	($30,005,695)	($30,004,409)	($30,005,043)	($12,001,909)	($12,999,065)	($4,000,613)	($5,325,719)
Plus the change in fair value of unvested stock and option awards made during the year, measured as of year-end	$9,020,157	$2,003,335	($20,089,009)	($6,509,546)	$3,075,241	$92,552	($3,290,927)
Plus the change in fair value of unvested stock and option awards granted in prior years, measured as of year-end or the vesting date, if earlier	$216,519,585	($3,944,879)	($55,107,188)	($17,126,200)	$54,592,650	$3,385,151	($8,506,669)
Compensation Actually Paid	$234,204,667	$9,855,008	($65,738,275)	($20,010,688)	$61,038,985	$7,662,612	($9,640,987)

Company Selected Measure Name	AdjustedEBITDA
Named Executive Officers, Footnote [Text Block]	2022 – Mr. DiGeronimo (President, Product & Technology), Mr. Ellen (Senior Executive Vice President), Ms. Fischer (Chief Financial Officer), and Mr. Hargis (Special Advisor to the COO).	2021 – Mr. Bickham (Vice Chairman), Mr. DiGeronimo (Chief Product & Technology Officer), Mr. Ellen (Senior Executive Vice President), Ms. Fischer (Chief Financial Officer), and Mr. Winfrey (Chief Operating Officer)	2020 – John R. Bickham (President and Chief Operating Officer, Mr. DiGeronimo (Chief Product & Technology Officer), Mr. Ellen (Senior Executive Vice President), and Mr. Winfrey (Chief Financial Officer)
Adjustment To PEO Compensation, Footnote [Text Block]
(3)
The table below provides a reconciliation of the adjustments to Summary Compensation Table Totals to Compensation Actually Paid; refer to the “Determination of Compensation Actually Paid” section below for additional information on the methodology and assumptions for determining the fair value stock and option awards.

	Chief Executive Officer				Other Named Executive Officers Average

	2020 (Rutledge)	2021 (Rutledge)	2022 (Rutledge)	2022 (Winfrey)	2020	2021	2022
Summary Compensation Table Total	$38,846,705	$41,860,263	$39,213,350	$15,626,967	$16,403,815	$8,196,657	$7,482,328
Less change in pension value	($176,085)	($59,302)	$249,614	$0	($33,655)	($11,136)	$0
Plus additional service cost of pension plan	$0	$0	$0	$0	$0	$0	$0
Less grant value of stock and option awards made during the year, as disclosed in the Summary Compensation Table	($30,005,695)	($30,004,409)	($30,005,043)	($12,001,909)	($12,999,065)	($4,000,613)	($5,325,719)
Plus the change in fair value of unvested stock and option awards made during the year, measured as of year-end	$9,020,157	$2,003,335	($20,089,009)	($6,509,546)	$3,075,241	$92,552	($3,290,927)
Plus the change in fair value of unvested stock and option awards granted in prior years, measured as of year-end or the vesting date, if earlier	$216,519,585	($3,944,879)	($55,107,188)	($17,126,200)	$54,592,650	$3,385,151	($8,506,669)
Compensation Actually Paid	$234,204,667	$9,855,008	($65,738,275)	($20,010,688)	$61,038,985	$7,662,612	($9,640,987)

Non-PEO NEO Average Total Compensation Amount	$ 7,482,328	$ 8,196,657	$ 16,403,815
Non-PEO NEO Average Compensation Actually Paid Amount	$ (9,640,987)	7,662,612	61,038,985
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(3)
The table below provides a reconciliation of the adjustments to Summary Compensation Table Totals to Compensation Actually Paid; refer to the “Determination of Compensation Actually Paid” section below for additional information on the methodology and assumptions for determining the fair value stock and option awards.

	Chief Executive Officer				Other Named Executive Officers Average

	2020 (Rutledge)	2021 (Rutledge)	2022 (Rutledge)	2022 (Winfrey)	2020	2021	2022
Summary Compensation Table Total	$38,846,705	$41,860,263	$39,213,350	$15,626,967	$16,403,815	$8,196,657	$7,482,328
Less change in pension value	($176,085)	($59,302)	$249,614	$0	($33,655)	($11,136)	$0
Plus additional service cost of pension plan	$0	$0	$0	$0	$0	$0	$0
Less grant value of stock and option awards made during the year, as disclosed in the Summary Compensation Table	($30,005,695)	($30,004,409)	($30,005,043)	($12,001,909)	($12,999,065)	($4,000,613)	($5,325,719)
Plus the change in fair value of unvested stock and option awards made during the year, measured as of year-end	$9,020,157	$2,003,335	($20,089,009)	($6,509,546)	$3,075,241	$92,552	($3,290,927)
Plus the change in fair value of unvested stock and option awards granted in prior years, measured as of year-end or the vesting date, if earlier	$216,519,585	($3,944,879)	($55,107,188)	($17,126,200)	$54,592,650	$3,385,151	($8,506,669)
Compensation Actually Paid	$234,204,667	$9,855,008	($65,738,275)	($20,010,688)	$61,038,985	$7,662,612	($9,640,987)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Pay Versus Performance Graph

(1)
The ratio of Compensation Actually Paid to Summary Compensation Table Total is calculated based on the corresponding CEO and Other NEO values disclosed in the Tabular Disclosure of Pay Versus Performance.

Total Shareholder Return Amount	$ 70	134	136
Peer Group Total Shareholder Return Amount	84	114	113
Net Income (Loss)	$ 5,849,000,000	$ 5,320,000,000	$ 3,676,000,000	$ 1,992,000,000
Company Selected Measure Amount	21,616	20,630	18,518	16,855
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Capital and Free Cash Flow Management
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	RDOF and Subsidized Rural Build Initiatives
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Talent Planning
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Diversity and Inclusion
Mr. Rutledge [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 39,213,350	$ 41,860,263	$ 38,846,705
PEO Actually Paid Compensation Amount	$ (65,738,275)	$ 9,855,008	$ 234,204,667
PEO Name	Mr. Rutledge	Mr. Rutledge	Mr. Rutledge
Mr. Winfrey [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 15,626,967
PEO Actually Paid Compensation Amount	$ (20,010,688)
PEO Name	Mr. Winfrey
PEO [Member] | Mr. Rutledge [Member] | Change in pension value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 249,614	$ (59,302)	$ (176,085)
PEO [Member] | Mr. Rutledge [Member] | Additional service cost of pension plan [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Mr. Rutledge [Member] | Grant value of stock and option awards made during the year, as disclosed in the Summary Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(30,005,043)	(30,004,409)	(30,005,695)
PEO [Member] | Mr. Rutledge [Member] | Change in fair value of unvested stock and option awards made during the year, measured as of yearend [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(20,089,009)	2,003,335	9,020,157
PEO [Member] | Mr. Rutledge [Member] | Change in fair value of unvested stock and option awards granted in prior years, measured as of yearend or the vesting date, if earlier [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(55,107,188)	(3,944,879)	216,519,585
PEO [Member] | Mr. Winfrey [Member] | Change in pension value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Mr. Winfrey [Member] | Additional service cost of pension plan [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Mr. Winfrey [Member] | Grant value of stock and option awards made during the year, as disclosed in the Summary Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(12,001,909)
PEO [Member] | Mr. Winfrey [Member] | Change in fair value of unvested stock and option awards made during the year, measured as of yearend [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(6,509,546)
PEO [Member] | Mr. Winfrey [Member] | Change in fair value of unvested stock and option awards granted in prior years, measured as of yearend or the vesting date, if earlier [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(17,126,200)
Non-PEO NEO [Member] | Change in pension value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(11,136)	(33,655)
Non-PEO NEO [Member] | Additional service cost of pension plan [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Grant value of stock and option awards made during the year, as disclosed in the Summary Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,325,719)	(4,000,613)	(12,999,065)
Non-PEO NEO [Member] | Change in fair value of unvested stock and option awards made during the year, measured as of yearend [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,290,927)	92,552	3,075,241
Non-PEO NEO [Member] | Change in fair value of unvested stock and option awards granted in prior years, measured as of yearend or the vesting date, if earlier [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (8,506,669)	$ 3,385,151	$ 54,592,650